Partners' Capital - Partnership Units (Table) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Partners' Capital [Abstract]
Common units	18,178,100	18,178,100
General partner units	348,570	348,570
Preferred units	12,983,333	12,983,333
Total partnership units	31,510,003	31,510,003